Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Non-controlling shareholders of subsidiaries(Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling shareholders of subsidiaries
Sales	$ 196,720	$ 171,058	$ 118,113
Purchases	169,764	149,132	104,859
Interest expense	1,455	1,631	1,404
Dividend declared	1,594	564	590
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	38,410	40,812
Accounts payable	17,095	30,383
Other payables, accruals and advance receipts	40,953	31,716
Other non-current liabilities	1,117	8,129
Non-controlling shareholders of subsidiaries
Non-controlling shareholders of subsidiaries
Sales	13,307	12,274	6,196
Purchases	21,236	15,225	12,169
Interest expense	66	78	85
Dividend declared	1,594	564	$ 590
Balances with non-controlling shareholders of subsidiaries
Accounts receivable-third parties	1,846
Accounts payable	7,250	5,136
Other payables, accruals and advance receipts	1,630	14
Loan | Non-controlling shareholders of subsidiaries
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts	1,550
Other non-current liabilities	579	2,129
Interest Payable | Non-controlling shareholders of subsidiaries
Balances with non-controlling shareholders of subsidiaries
Other payables, accruals and advance receipts	$ 80	$ 14